Basis of Preparation and Summary of Significant Accounting Policies - Developments regarding the operations in Ukraine (Detail) - Ukraine [member] ₺ in Thousands	12 Months Ended
Dec. 31, 2022 TRY (₺)
Disclosure of geographical areas [line items]
Percentage of net sales	7.80%
Percentage of non-current assets	8.00%
Percentage of average stores open	92.00%
Network and other equipment, period of non-operation for impairment	92 days
Impairment loss recognized	₺ 214,210